GENERAL (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of discontinued operations
The results of the discontinued operations including prior periods' comparable results, assets and liabilities which have been retroactively included in discontinued operations as separate line items in the statements of income and balance sheets are presented below:

	Year ended December 31,
	2016	(*) 2015	2014

Revenue	$-	$68,672	$139,644
Cost of sales	-	26,956	72,073
Operating expenses	850	36,307	62,041

Operating income (Loss)	(850)	5,409	5,530
Other income (expenses), net	1,763	(284)	(565)
Gain (loss) on disposal of the discontinued operations	(9,148)	147,334	-

Income (loss) before taxes on income	(8,235)	152,459	4,965
Taxes on income (tax benefit)	(2,086)	34,206	2,040

Net income (loss) on discontinued operations	$(6,149)	$118,253	$2,925

(*)    Represent the results of the discontinued operations until their disposal.

Schedule of assets and liabilities classified as discontinued operations
The major classes of assets and liabilities that were classified as discontinued operations were:

	Year ended December 31,
	2016	2015

Trade receivables	-	5,224
Prepaid expenses and other current assets	3,734	3,893
Other classes of assets	-	25

Total assets of discontinued operations	3,734	9,142

Accrued expenses and other liabilities	3,077	12,698
Other classes of liabilities	-	2,455

Total liabilities of discontinued operations	3,077	15,153

Nexidia [Member]
Schedule of fair values of the assets acquired and liabilities
The following table summarizes the fair values of the assets acquired and liabilities assumed:

Cash (net of loan payoff amount)	$1,879
Trade receivables	8,300
Other receivables and prepaid expenses	4,892
Property and equipment	2,774
Identified intangibles	63,400
Goodwill	75,647

Total assets acquired	156,892

Trade payables	(1,556)
Accrued expenses and other liabilities	(6,371)
Deferred revenue	(9,341)
Deferred tax liabilities, net	(4,474)

Total liabilities assumed	(21,742)

Net assets acquired	$135,150

Schedule of components of intangible assets associated with the acquisition
The following table presents details of the identified intangible assets acquired as of the date of the acquisition:

	Fair value	Estimated useful lives (in years)

Trademarks	$7,500	12
Technology	17,400	5
Customer backlog	10,900	1
Customer relationships	27,600	6

Total intangible assets	$63,400

Schedule of components of the purchase consideration transferred	The following table summarizes the components of the purchase consideration transferred:
Cash	$134,501
Assumed options	649
Total Purchase consideration	$135,150

inContact [Member]
Schedule of fair values of the assets acquired and liabilities
The following table summarizes the fair values of the assets acquired and liabilities assumed:

Cash	$37,136
Short term investments	26,714
Trade receivables	40,667
Other receivables and prepaid expenses	10,235
Property and equipment	28,554
Identified intangibles	538,000
Goodwill	559,372
Total assets acquired	1,240,678

Trade payables	(16,337)
Accrued expenses and other liabilities	(22,802)
Deferred revenue	(3,967)
Deferred tax liabilities, net	(147,518)
Total liabilities assumed	(190,624)

Net assets acquired	$1,050,054

Schedule of components of intangible assets associated with the acquisition
The following table presents details of the identified intangible assets acquired as of the date of the acquisition:

	Fair value	Estimated useful life (in years)

Trademarks	$36,400	2-8
Technology	353,700	4-8
Customer relationships	147,900	5-7

Total	$538,000

Schedule of components of the purchase consideration transferred
The following table summarizes the components of the purchase consideration transferred:

Cash (*)	1,039,028
Assumed options and restricted shares (**)	11,026
Total purchase consideration	1,050,054

(*) Includes cash consideration for  the redemption of inContact’s convertible bonds in an amount of $139,438 and for inContact's outstanding vested options and restricted shares as of acquisition date which were cancelled and converted into an amount of $25,366 in cash.

(**)  Pursuant to the merger agreement, all outstanding unvested inContact RSUs, options and restricted shares were cancelled and replaced with RSUs with ADSs to be received upon settlement, options to acquire ADSs and restricted ADSs, respectively with the same terms and conditions. Of the total estimated fair value of the replacement award, a portion was allocated to the purchase consideration and the remainder was allocated to future services and will be expensed over the remaining service period on an accelerated basis as a share-based compensation. The fair value of replacement award was determined using a Black-Scholes-Merton valuation model with thefollowing assumptions: expected life of 12-74 months, risk-free interest rate of 0.58%-1.22%, expected volatility of 50.94%-62.31% and no dividend yield.

Schedule of unaudited pro forma financial information
The following table presents the unaudited pro forma financial information for the years ended December 31, 2016 and 2015, as if the acquisition occurred on January 1, 2015:

	Year ended December 31
	2016	2015

Revenue	$1,237,329	$1,142,018
Net income	$31,195	$139,123